Fair value measurements - Schedule of financial instruments measured at fair value (Detail) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Fair value measurements
Investments in structured deposits and wealth management products	$ 72,050	$ 49,902
Level 2
Fair value measurements
Investments in structured deposits and wealth management products	$ 72,050	$ 49,902